Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Health Care Fund
April 30, 2026
AFHC-NPRT3-0626
1.800327.122
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 2.1%
Health Care - 2.1%
Pharmaceuticals - 2.1%
UCB SA (e)	218,000	59,153,838
CANADA - 1.2%
Health Care - 1.2%
Biotechnology - 1.2%
Xenon Pharmaceuticals Inc (e)	600,000	33,624,000
DENMARK - 2.6%
Health Care - 2.6%
Biotechnology - 2.6%
Ascendis Pharma A/S ADR (e)	330,000	75,695,400
GERMANY - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Tubulis GmbH (b)(c)(d)	6,800	13,781,679
NETHERLANDS - 2.6%
Health Care - 2.6%
Biotechnology - 2.1%
Argenx SE ADR (e)	65,000	50,811,800
Newamsterdam Pharma Co NV (e)(f)	350,000	9,996,000
		60,807,800
Pharmaceuticals - 0.5%
Pharvaris NV (e)	500,000	15,505,000
TOTAL NETHERLANDS		76,312,800
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (e)	260,000	7,256,600
UNITED STATES - 88.4%
Financials - 0.1%
Financial Services - 0.1%
Perceptive Capital Solutions Corp (b)(d)(h)	169,200	1,692,000
Health Care - 88.3%
Biotechnology - 30.7%
AbbVie Inc	304,000	64,241,280
Acumen Pharmaceuticals Inc (e)	75,146	179,599
Alnylam Pharmaceuticals Inc (e)	235,000	72,730,150
Annexon Inc (e)	750,000	4,402,500
Apogee Therapeutics Inc (e)	55,316	4,585,143
BeOne Medicines Ltd ADR (e)	46,000	13,582,420
Biogen Inc (e)	28,000	5,299,840
Caris Life Sciences Inc (e)	1,800,000	34,200,000
CG oncology Inc (e)	280,000	18,687,200
Cogent Biosciences Inc (e)	940,227	33,650,724
Cyclerion Therapeutics Inc (d)(h)	138,700	337,041
Cyclerion Therapeutics Inc (e)(f)	1,500	4,965
Cytokinetics Inc (e)	218,000	13,945,460
CytomX Therapeutics Inc (e)	2,500,000	10,550,000
Damora Therapeutics Inc (e)	280,000	7,184,800
Dianthus Therapeutics Inc (e)	85,000	7,463,000
Disc Medicine Inc (e)	341,800	22,541,710
Gilead Sciences Inc	500,000	65,420,000
Immunome Inc (e)	33,871	777,001
Insmed Inc (e)	318,000	43,352,940
Jade Biosciences Inc (e)	280,000	6,832,000
Kiniksa Pharmaceuticals International Plc Class A (e)	406,756	21,875,338
Kymera Therapeutics Inc (e)(f)	225,000	18,240,750
Legend Biotech Corp ADR (e)	1,160,000	27,283,200
Mineralys Therapeutics Inc (e)	600,000	15,990,000
Mirum Pharmaceuticals Inc (e)	100,000	9,731,000
Moderna Inc (e)	763,900	35,093,566
Natera Inc (e)	130,000	26,800,800
Nuvalent Inc Class A (e)	360,000	36,100,800
Olema Pharmaceuticals Inc (e)	750,000	10,807,500
Oruka Therapeutics Inc (e)(f)	424,000	29,005,840
Praxis Precision Medicines Inc (e)	50,000	15,941,500
Rallybio Corp (b)(d)(g)(h)	2,403,200	3,364,480
Relay Therapeutics Inc (e)	500,000	6,480,000
Revolution Medicines Inc (e)	112,000	16,141,440
Roivant Sciences Ltd (e)	640,000	18,259,200
Scholar Rock Holding Corp (e)	160,000	7,457,600
Spyre Therapeutics Inc (e)(f)	410,000	30,524,500
Stoke Therapeutics Inc (e)	330,000	10,797,600
Summit Therapeutics Inc (e)(f)	400,000	8,584,000
Travere Therapeutics Inc (e)	290,000	12,214,800
Tyra Biosciences Inc (e)	140,000	4,865,000
Upstream Bio Inc (e)	400,000	3,672,000
Vaxcyte Inc (e)	540,000	30,909,600
Veracyte Inc (e)	670,000	22,056,400
Viking Therapeutics Inc (e)(f)	280,000	8,730,400
Viridian Therapeutics Inc (e)	860,000	11,592,800
Zenas Biopharma Inc (e)(f)	500,000	9,660,000
Zenas Biopharma Inc (b)	122,099	2,358,953
		884,506,840
Health Care Equipment & Supplies - 7.7%
Boston Scientific Corp (e)	1,400,000	80,654,000
Edwards Lifesciences Corp (e)	500,000	41,750,000
Insulet Corp (e)	98,000	16,869,720
Intuitive Surgical Inc (e)	42,800	19,585,708
iRhythm Technologies Inc (e)	85,000	10,978,600
Kestra Medical Technologies Ltd (e)	420,000	8,702,400
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	9,982	108,704
Medline Inc Class A	600,000	26,682,000
Outset Medical Inc (e)	800,000	3,416,000
Saluda Medical Inc (b)(i)	215,913	932,679
Saluda Medical Inc depository receipt	966,580	419,442
Shoulder Innovations Inc	310,692	3,973,751
Stryker Corp	22,800	7,184,964
		221,257,968
Health Care Providers & Services - 11.9%
Alignment Healthcare Inc (e)	1,080,000	24,343,200
BrightSpring Health Services Inc (e)	1,000,000	47,970,000
Cencora Inc	143,500	44,199,435
CVS Health Corp	428,000	35,648,120
Elevance Health Inc	26,000	9,786,920
Guardant Health Inc (e)	210,000	18,286,800
LifeStance Health Group Inc (e)	2,500,000	18,925,000
McKesson Corp	14,000	11,412,800
Privia Health Group Inc (e)	1,180,000	29,323,000
Tenet Healthcare Corp (e)	105,000	18,597,600
UnitedHealth Group Inc	235,000	87,062,800
		345,555,675
Health Care Technology - 1.4%
HeartFlow Inc (e)	500,000	14,880,000
Veeva Systems Inc Class A (e)	86,000	13,413,420
Waystar Holding Corp (e)	540,000	11,542,500
		39,835,920
Life Sciences Tools & Services - 14.4%
10X Genomics Inc Class A (e)	950,000	20,947,500
Alamar Biosciences Inc	160,000	4,006,400
Bio-Techne Corp	500,000	27,660,000
Bruker Corp	380,000	13,949,800
Danaher Corp	1,095,000	195,950,250
Repligen Corp (e)	215,000	25,436,650
Thermo Fisher Scientific Inc	220,000	105,371,200
West Pharmaceutical Services Inc	76,000	22,616,840
		415,938,640
Pharmaceuticals - 22.2%
Alumis Inc (e)	150,700	3,720,783
Amylyx Pharmaceuticals Inc (e)	715,000	11,440,000
Axsome Therapeutics Inc (e)	118,000	24,514,500
Contineum Therapeutics Inc Class A (e)(f)	280,000	3,589,600
Crinetics Pharmaceuticals Inc (e)(f)	670,000	25,982,600
Eli Lilly & Co	214,000	200,004,400
Enliven Therapeutics Inc (e)(f)	560,000	23,088,800
Jazz Pharmaceuticals PLC (e)	100,000	20,302,000
Johnson & Johnson	712,000	163,653,200
MBX Biosciences Inc (e)	300,000	9,066,000
Merck & Co Inc	400,000	43,672,000
Ocular Therapeutix Inc (e)	277,371	2,598,966
Roche Holding AG	65,000	26,487,490
Royalty Pharma PLC Class A	560,000	28,050,400
Structure Therapeutics Inc ADR (e)	280,000	11,606,000
Trevi Therapeutics Inc (e)	500,000	6,880,000
VeraDermics Inc	80,000	7,920,000
Viatris Inc	1,844,209	27,552,482
		640,129,221
TOTAL HEALTH CARE		2,547,224,264
TOTAL UNITED STATES		2,548,916,264
TOTAL COMMON STOCKS (Cost $1,985,854,061)		2,814,740,581

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Kardium Inc/US 10% 12/31/2026 (b)(d)	2,549,376	2,835,927
Health Care Technology - 0.0%
Wugen Inc 0% 12/31/2199 (b)(d)(j)	1,433,586	1,492,936
Pharmaceuticals - 0.0%
Galvanize Therapeutics 10% 2/28/2027 (b)(d)	652,027	852,004
TOTAL UNITED STATES		5,180,867
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,129,446)		5,180,867

Convertible Preferred Stocks - 2.3%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	205,024	1,420,816
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (b)(d)(e)	7,391,153	5,099,896
UNITED STATES - 2.1%
Health Care - 2.0%
Biotechnology - 1.1%
Asimov Inc Series B (b)(d)(e)	67,547	1,677,867
Cleerly Inc Series C (b)(d)(e)	882,089	10,655,636
Element Biosciences Inc Series C (b)(d)(e)	376,690	4,147,357
Element Biosciences Inc Series D (b)(d)(e)	246,623	1,822,544
Element Biosciences Inc Series D1 (b)(d)(e)	246,623	1,822,544
ElevateBio LLC Series C (b)(d)(e)	163,300	300,472
Endeavor BioMedicines Inc Series C (b)(d)(e)	863,746	5,631,624
Parabilis Medicines Inc Series F (b)(d)	456,500	3,072,245
		29,130,289
Health Care Equipment & Supplies - 0.4%
Kardium Inc/US Series D-7 (b)(d)	9,890,038	5,340,621
Kardium Inc/US Series D-7 (b)(d)	2,164,613	1,168,891
Kardium Inc/US Series D-7 (b)(d)	450,354	243,191
Medical Microinstruments Inc/Italy Series C (b)(d)(e)	199,633	6,138,714
		12,891,417
Health Care Providers & Services - 0.1%
Thriveworks Topco LLC Class B (b)(c)(d)(e)	327,591	1,480,711
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(d)(e)	130,618	3,808,821
Aledade Inc Series E1 (b)(d)(e)	46,526	1,356,698
Candid Therapeutics Series B (b)(d)(e)	1,956,465	2,739,051
Wugen Inc Series B (b)(d)(e)	300,054	465,084
		8,369,654
Pharmaceuticals - 0.1%
Galvanize Therapeutics Series B (b)(d)(e)	2,552,870	1,863,595
Galvanize Therapeutics Series C-1 (b)(d)	5,198,598	2,339,369
		4,202,964
TOTAL HEALTH CARE		56,075,035
Materials - 0.1%
Chemicals - 0.1%
Manus Bio Inc Series One-6 (b)(d)(e)	695,694	2,316,661
TOTAL UNITED STATES		58,391,696
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $94,631,455)		64,912,408

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	3.69	8,762,194	8,763,946
Fidelity Securities Lending Cash Central Fund (k)(l)	3.69	73,899,768	73,907,158
TOTAL MONEY MARKET FUNDS (Cost $82,671,104)			82,671,104

TOTAL INVESTMENT IN SECURITIES - 102.9% (Cost $2,168,286,066)	2,967,504,960
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(84,410,163)
NET ASSETS - 100.0%	2,883,094,797

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $78,550,091 or 2.7% of net assets.

(c)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(d)	Level 3 security.
(e)	Non-income producing.
(f)	Security or a portion of the security is on loan at period end.
(g)	Affiliated company.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $932,679 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $26,278,666.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/7/2021	5,001,455

Aledade Inc Series E1	5/20/2022	2,317,664

Asimov Inc Series B	10/29/2021	6,260,303

Candid Therapeutics Series B	8/27/2024	2,347,758

Cleerly Inc Series C	7/8/2022	10,391,538

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	2,911,986

Element Biosciences Inc Series C	6/21/2021	7,743,504

Element Biosciences Inc Series D	6/28/2024	1,934,338

Element Biosciences Inc Series D1	6/28/2024	1,934,338

ElevateBio LLC Series C	3/9/2021	685,043

Endeavor BioMedicines Inc Series C	4/22/2024	5,635,597

Galvanize Therapeutics 10% 2/28/2027	7/7/2025	833,095

Galvanize Therapeutics Series B	3/29/2022	4,419,746

Galvanize Therapeutics Series C-1	7/7/2025	2,188,673

InSightec Ltd Series G	6/17/2024	6,561,866

Kardium Inc/US 10% 12/31/2026	5/31/2024 - 3/31/2026	2,862,765

Kardium Inc/US Series D-7	5/31/2024 - 6/30/2025	4,454,626

Kardium Inc/US Series D-7	8/6/2024	70,060

Kardium Inc/US Series D-7	8/6/2024	1,050,768

Manus Bio Inc Series One-6	3/30/2021	7,297,324

Medical Microinstruments Inc/Italy Series C	2/16/2024	6,654,507

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/2024	0

Parabilis Medicines Inc Series F	1/6/2026	2,814,049

Perceptive Capital Solutions Corp	12/5/2025	1,692,000

Rallybio Corp	3/2/2026	3,364,480

Saluda Medical Inc	3/12/2023 - 10/30/2025	8,443,455

Thriveworks Topco LLC Class B	7/23/2021 - 2/25/2022	9,402,913

Tubulis GmbH	12/11/2025	2,425,399

Wugen Inc 0% 12/31/2199	6/14/2024	1,433,586

Wugen Inc Series B	7/9/2021	2,326,889

Zenas Biopharma Inc	10/8/2025	2,319,881

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Saluda Medical Inc	3/31/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,128,816	460,404,163	459,766,822	321,030	(2,211)	-	8,763,946	8,762,194	0.0%
Fidelity Securities Lending Cash Central Fund	114,148,438	597,102,372	637,343,977	231,570	325	-	73,907,158	73,899,768	0.2%
Total	122,277,254	1,057,506,535	1,097,110,799	552,600	(1,886)	-	82,671,104

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Rallybio Corp	-	3,364,480	-	-	-	-	3,364,480	2,403,200
Total	-	3,364,480	-	-	-	-	3,364,480

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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